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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended: September 30, 2005

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Western National Trust Company
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

P.O. Box 30880                        Salt Lake City        UT            84130
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Annette Langheinrich           V.P., Chief Financial Officer       (801)594-8047
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                             /s/Annette Langheinrich
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                       Salt Lake City, Utah   October 31, 2005
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  104

Form 13F Information Table Value Total: $142,145,629


List of Other Included Managers:  None

                           Form 13F Information Table

                                                                          Investment Direction             Voting Authority
Name Of Issuer             Type    Cusip    Market Value Shares/PV      Sole     Shared     Other      Sole     Shared      Other
-------------------------  ----  ---------  -----------  ---------   ---------  --------  ---------  ---------  -------   ---------
Abbott Laboratories        Equi  002824100    1,300,069     30,662      26,357    2,305     2,000     28,707      1,955           0
Albertson's, Inc.          Equi  013104104      395,651     15,425      15,000      425         0     15,425          0           0
Alcoa Inc                  Equi  013817101      215,311      8,817       7,001    1,816         0      8,347        470           0
Allstate Corp              Equi  020002101      344,236      6,226       4,642    1,584         0      4,567      1,584          75
Altria Group Inc           Equi  02209S103      462,088      6,269       5,469      800         0      5,469          0         800
Amerada Hess Corp          Equi  023551104      233,750      1,700         700    1,000         0      1,700          0           0
American Express CO.       Equi  025816109      351,246      6,115       5,915      200         0      6,015        100           0
American International Gr  Equi  026874107    3,495,040     56,408       6,473   49,935         0      6,348     49,785         275
Amgen Inc                  Equi  031162100      755,590      9,484       8,764      720         0      8,264        970         250
Anadarko Pete Corporation  Equi  032511107      302,283      3,157       2,696      461         0      2,646        153         358
Apache Corp                Equi  037411105      838,026     11,141       2,143    8,998         0     11,141          0           0
Apple Computer Inc         Equi  037833100      235,884      4,400       4,400        0         0      4,400          0           0
Applied Materials, Inc.    Equi  038222105      195,328     11,517      11,517        0         0     11,517          0           0
Aqua Care Systems Inc      Equi  038373304            9     87,000      87,000        0         0     87,000          0           0
Automatic Data Processing  Equi  053015103      238,872      5,550       5,550        0         0      5,550          0           0
Bank Of America Corp       Equi  060505104    2,130,218     50,599      26,079   24,120       400     46,063      2,252       2,284
Baxter International       Equi  071813109      623,328     15,634      14,434    1,200         0     15,434          0         200
Bellsouth Corp.            Equi  079860102      296,138     11,260       8,561    2,699         0      8,761      2,499           0
Boeing CO.                 Equi  097023105      661,765      9,739       8,086    1,653         0      7,716      2,023           0
Bristol-Myers Squibb Co.   Equi  110122108      360,395     14,979       9,479    5,500         0     11,979      1,200       1,800
Burlington No Santa Fe Cp  Equi  12189T104      357,365      5,976       3,576    2,400         0      5,976          0           0
Burlington Resources       Equi  122014103      226,720      2,788           0    2,788         0      2,788          0           0
Cardinal Health Inc        Equi  14149Y108      205,546      3,240       2,688      552         0      2,418        822           0
Caterpillar Inc            Equi  149123101      282,000      4,800       2,200    2,600         0      4,800          0           0
Chevron Corp               Equi  166764100    2,828,118     43,691      29,112   14,579         0     34,405      7,094       2,192
Cisco Systems, Inc.        Equi  17275R102    1,074,967     59,987      54,227    5,040       720     58,035      1,200         752
Citigroup Inc Com          Equi  172967101    2,601,969     57,161      56,468      693         0     55,428      1,093         640
Coca-Cola Co, The          Equi  191216100      819,401     18,972      10,080    8,892         0     12,030      6,692         250
Coeur D'Alene Mines Corp   Equi  192108108      130,309     30,806      25,500    5,306         0     30,806          0           0
ConocoPhillips             Equi  20825C104      573,821      8,208       4,966    3,242         0      7,808        400           0
Copytele Inc               Equi  217721109       17,967     36,667           0   36,667         0     22,000     14,667           0

                           Form 13F Information Table - Continued       [Page 2]

                                                                          Investment Direction             Voting Authority
Name Of Issuer             Type    Cusip    Market Value Shares/PV      Sole     Shared     Other     Sole     Shared      Other
-------------------------  ----  ---------  -----------  ---------   ---------  --------  --------- ---------  -------   ---------
Costco Wholesale Corp      Equi  22160K105      757,738     17,585      17,285      300         0     17,285        300           0
Walt Disney Co, The        Equi  254687106      290,091     12,022      11,022    1,000         0     12,022          0           0
Dover Corporation          Equi  260003108      289,609      7,100       7,100        0         0      6,800          0         300
Dow Chemical CO.           Equi  260543103      785,313     18,846      18,573      273         0     18,573        273           0
Du Pont (E I) DE Nemours   Equi  263534109      732,401     18,698      12,674    5,024     1,000     15,905      2,568         225
EMC Corp Mass              Equi  268648102      153,727     11,880      11,750      130         0     11,350        130         400
Fidelity Intl 5th Part Se  Equi  283000990      717,838      2,428       2,428        0         0      2,428          0           0
Fidelity Intl 6th Partici  Equi  28300099A    3,905,280      3,553       3,553        0         0      3,553          0           0
Fidelity Intl 7th Partici  Equi  28300099B    4,431,715      5,477       5,477        0         0      5,477          0           0
Emerson Electric CO.       Equi  291011104      823,905     11,475       7,625      950     2,900     10,675        600         200
Exxon Mobil Corp           Equi  30231G102   10,998,838    173,101     101,840   70,861       400    142,227     30,499         375
FPL Group, Inc.            Equi  302571104      355,953      7,478       5,300    2,178         0      7,178          0         300
FIL Trust Company Limited  Equi  315997205        1,883     62,767      62,767        0         0     55,693          0       7,074
Fidelity Int'l Limited Cl  Equi  315997403   12,186,213     62,767      62,767        0         0     55,693          0       7,074
Fidelity International Ve  Equi  31599740A      374,197    377,977     377,977        0         0    377,977          0           0
Fortune Brands, Inc.       Equi  349631101      300,921      3,700       3,700        0         0      3,600          0         100
General Electric Co.       Equi  369604103   12,049,584    357,873     313,600   40,673     3,600    315,740     34,644       7,489
Gillette Co.               Equi  375766102      328,772      5,649       5,349      300         0      5,349        300           0
Halliburton CO.            Equi  406216101      417,972      6,100         700    5,400         0      6,100          0           0
Hecla Mining CO            Equi  422704106       44,098     10,068           0   10,068         0     10,068          0           0
Hewlett Packard CO.        Equi  428236103      285,693      9,784       7,253    2,000       531      9,784          0           0
Home Depot, Inc.           Equi  437076102      455,353     11,939      11,339      600         0     10,589      1,000         350
Industrial Supply          Equi  456001XO9    7,311,909      2,578           0    2,578         0        300      1,519         759
Intel Corp.                Equi  458140100    1,185,566     48,096      46,088    1,388       620     45,108      1,188       1,800
INTL Business Machines Co  Equi  459200101    1,237,394     15,425      12,793    2,632         0     12,553      2,302         570
JPMorgan Chase & Co        Equi  46625H100    2,206,468     65,030      57,397    7,633         0     59,103      4,927       1,000
Johnson & Johnson          Equi  478160104    4,015,749     63,460      52,380    6,600     4,480     61,360      2,000         100
Lowes Cos Inc              Equi  548661107      337,456      5,240       5,240        0         0      5,240          0           0
Lucent Technologies, Inc.  Equi  549463107       82,102     25,262       8,742   16,180       340     25,262          0           0
Master Systems Computer C  Equi  576357107            0     21,000      21,000        0         0          0          0      21,000
McDonald's Corp            Equi  580135101      242,367      7,237       7,237        0         0      6,837          0         400

                           Form 13F Information Table - Continued       [Page 3]

                                                                          Investment Direction             Voting Authority
Name Of Issuer             Type    Cusip    Market Value Shares/PV      Sole     Shared     Other     Sole     Shared      Other
-------------------------  ----  ---------  -----------  ---------   ---------  --------  --------- ---------  -------   ---------
McGraw Hill Companies      Equi  580645109      242,122      5,040       4,600      440         0      4,600        440           0
Medtronic, Inc.            Equi  585055106      269,977      5,035       3,915    1,120         0      4,035        800         200
Microsoft Corp             Equi  594918104    1,347,969     52,389      50,157    1,732       500     48,857      1,732       1,800
Milagro Holdings Inc       Equi  59870Q105        1,650    110,000           0        0   110,000          0          0     110,000
Millenium Plastics Corp    Equi  60036C105           97     12,100      12,100        0         0     12,100          0           0
Motorola, Inc.             Equi  620076109      483,250     21,936      20,936    1,000         0     21,936          0           0
Occidental Petroleum       Equi  674599105      221,691      2,595       1,995      600         0      2,545          0          50
Oracle Corp Com            Equi  68389X105      267,927     21,607      18,517       10     3,080     19,097      1,310       1,200
J.C. Penney Co Inc (Hldg   Equi  708160106      257,680      5,434       1,600    3,834         0      4,100      1,334           0
Pepsico, Inc.              Equi  713448108    2,297,662     40,516      36,434    4,082         0     36,384      4,082          50
Pfizer, Inc.               Equi  717081103    1,011,984     40,528      21,718   18,810         0     35,093      4,590         845
Procter & Gamble CO.       Equi  742718109    2,973,238     50,004      49,504      500         0     49,054        500         450
Qualcomm Corp              Equi  747525103      363,862      8,131       8,131        0         0      5,131      2,600         400
Questar Corp.              Equi  748356102    1,390,534     15,780      15,780        0         0     15,780          0           0
Regency Centers Corporati  Equi  758849103      201,075      3,500       3,500        0         0      3,500          0           0
SBC Communications Inc.    Equi  78387G103      691,079     28,831      20,376    8,455         0     20,776      6,780       1,275
Stryker Corp               Equi  863667101      329,945      6,675       6,375      300         0      6,125        300         250
Sysco Corp                 Equi  871829107      247,196      7,880       6,780    1,100         0      6,680      1,100         100
TXU Corporation            Equi  873168108      423,639      3,753       3,034      719         0      3,734         19           0
O C Tanner Jewelry Cl A N  Equi  875001XO2      706,333    327,006     327,006        0         0          0          0     327,006
O C Tanner Jewelry Voting  Equi  875002XO0      272,160    126,000     126,000        0         0          0          0     126,000
O C Tanner Jewelery Cl B   Equi  875003XO8    6,849,451  3,171,042   3,171,042        0         0          0          0   3,171,042
Target Corp                Equi  87612E106      540,020     10,399      10,079      320         0     10,079        320           0
Texas Instruments          Equi  882508104      396,664     11,701      11,697        4         0     11,697          4           0
3M Co                      Equi  88579Y101      947,958     12,922      11,194    1,728         0     11,194      1,728           0
Time Warner Inc            Equi  887317105      457,296     25,251      24,751      500         0     24,651        600           0
US Bancorp                 Equi  902973304      229,414      8,170       7,920      250         0      8,170          0           0
Union Pacific Corp.        Equi  907818108      403,958      5,634       3,634    2,000         0      4,834          0         800
United Parcel Service Cl   Equi  911312106      246,034      3,559       3,559        0         0      3,559          0           0
United Technologies Corp.  Equi  913017109      544,424     10,502       8,608    1,894         0      6,742      2,960         800
United Health Group Inc    Equi  91324P102      474,665      8,446       8,446        0         0      7,646        800           0

                           Form 13F Information Table - Continued       [Page 4]

                                                                          Investment Direction             Voting Authority
Name Of Issuer             Type    Cusip    Market Value Shares/PV      Sole     Shared     Other     Sole     Shared      Other
-------------------------  ----  ---------  -----------  ---------   ---------  --------  --------- ---------  -------   ---------
Varian Inc                 Equi  922206107      205,920      6,000       6,000        0         0      6,000          0           0
Varian Medical Systems In  Equi  92220P105      632,160     16,000      16,000        0         0     16,000          0           0
Verizon Communications     Equi  92343V104    1,317,570     40,305      31,256    9,049         0     37,532      2,239         534
Wachovia Corp 2nd New Com  Equi  929903102      202,829      4,262       4,262        0         0      4,262          0           0
Wal-Mart Stores, Inc.      Equi  931142103    1,011,234     23,077      22,568      509         0     21,983        884         210
Walgreen CO                Equi  931422109      211,688      4,872       4,372      500         0      4,372        500           0
Washington Mutual, Inc. C  Equi  939322103      272,069      6,937       6,531      406         0      6,685          0         252
Wells Fargo & Co.          Equi  949746101    1,284,733     21,935      14,335    7,600         0     21,335        600           0
Wyeth                      Equi  983024100      510,960     11,043      10,043    1,000         0     10,443        600           0
Yum! Brands Inc            Equi  988498101      202,935      4,192       3,950      242         0      3,950        242           0
Zions Bancorporation       Equi  989701107   21,343,062    299,678     163,234  136,444         0    148,941    111,216      39,521
                                            -----------
                                            142,145,629



                         * * * End Of Asset Report * * *

                  104 Assets Reported Of 76723 Assets On File